Loans and advances to customers - Assets, allowances and collateral (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	€ 848,915	€ 790,470	€ 790,848
Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Estimated collateral value	13,113
With property collateral | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Estimated collateral value	11,945
With other collateral | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Estimated collateral value	1,168
Gross carrying amount | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	36,280	32,573	36,133
Gross carrying amount | Loans and receivables category | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	36,280	32,573	36,133	€ 40,372
Gross carrying amount | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	36,280	€ 32,573	€ 36,133
Gross carrying amount | Without collateral | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	15,127
Gross carrying amount | With property collateral | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	17,534
Gross carrying amount | With other collateral | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	3,619
Impairment losses | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	16,207
Impairment losses | Without collateral | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	9,303
Impairment losses | With property collateral | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	5,128
Impairment losses | With other collateral | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	€ 1,776